SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares $ / shares shares	Dec. 31, 2018 USD ($)
Statement [Line Items]
Net proceeds	$ 4,792
Gross proceeds on cash commission	$ 148	$ 367
Weighted average fair value | $ / shares	$ 1.64	$ 0.79
Share issue related cost	$ 8,393	$ 7,283		$ 8,466
Realized loss on exercise of warrants	2,733	0		0
Share-based payments	$ 1,857	937		$ 630
Cantor Fitzgerald Canada Corporate [Member]
Statement [Line Items]
Common shares issued for services | shares	675,145
Restricted Share Units [Member]
Statement [Line Items]
Share-based payments		$ 835
Carrying value of RSUs exercised, Shares | shares		565,259
Weighted average fair value, per share | $ / shares	$ 1.64	$ 0.79	$ 0.79
Warrants [Member]
Statement [Line Items]
Equity attributable to common share		$ 5,124	$ 5,124
Share Capital [Member]
Statement [Line Items]
Net proceeds		2,837
Gross proceeds on cash commission	$ 3,356	$ 87
Common shares issued | shares	4,195,072	4,954,000	4,954,000
Exercise of warrants | shares	4,195,072
Cash commission, percent	3.00%
Share issue related cost		$ 75
Realized loss on exercise of warrants	$ 2,733
Foreign exchange	$ 69
Warrants issued during the period		$ 464,122
Common shares issued units | shares		5,411,900
Common shares issued per unit | $ / shares			$ 0.85
Common shares, flow through shares | shares		2,323,460
Common shares, flow through share price | $ / shares		$ 0.99
Common shares, flow through premium		$ 247
Common shares, share capital allocation		4,877
Gross proceeds		2,924
Common shares, aggregate proceeds		5,240
Market offering under prospectus supplements, shares | shares	6,730,054
Market offering under prospectus supplements, amount	$ 4,940
Offering price per share | $ / shares			$ 0.99
Additional share issuance cost	106
Legal and professional costs		115
Reflected as share issuance costs		472
Fair value of warrants		10
Share-based payments	$ 6,112
Share Capital Three [Member]
Statement [Line Items]
Common shares issued | shares	863,901
Share capital, amount	$ 650
Share Capital And Share-Based Payment [Member]
Statement [Line Items]
Capitalized to exploration and evaluation assets	0	37	$ 37
Share Capital One [member]
Statement [Line Items]
Gross proceeds on cash commission	$ 300
Common shares issued | shares	464,122
Exercise of warrants | shares	464,122
Realized loss on exercise of warrants	$ 116	0
Share-based payments	777	149
Capitalized to exploration and evaluation assets	0	37	$ 37
Company charged expenses	1,080	793
Share Capital Two [member]
Statement [Line Items]
Gross proceeds on cash commission	$ 28
Common shares issued | shares	48,000
Exercise of warrants | shares	48,000
Share-based payments	$ 0	$ 49
Fair value upon issuance of warrants	$ 15